Share-Based Compensation (Summary of Non-Vested Stock and Non-Vested Stock Units) (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Nonvested at January 1, 2012, Number of Units	180,930	[1]
Granted, Number of Units	77,822	[1]
Vested, Number of Units	(45,463)	[1]
Forfeited, Number of Units	(9,432)	[1]
Nonvested at December 31, 2012, Number of Units	203,857	[1]
Nonvested at January 1, 2012, Weighted Average Grant Date Fair Value Per Unit	$ 40.40	[1]
Granted, Weighted Average Grant Date Fair Value Per Unit	$ 50.79	[1]
Vested, Weighted Average Grant Date Fair Value Per Unit	$ 18.67	[1]
Forfeited, Weighted Average Grant Date Fair Value Per Unit	$ 46.84	[1]
Nonvested at December 31, 2012, Weighted Average Grant Date Fair Value Per Unit	$ 47.75	[1]

[1]	Non-vested stock and stock units in the table above include awards to all recipients, including those who are part of discontinued businesses.